NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	¥ 151,720
Financing cash flows	(31,271)
Foreign exchange translation	(8,912)
Finance costs	5,394	¥ 5,491	¥ 5,068
Dividends declared	16,500
Liabilities arising from financing activities at end of period	133,431	151,720
Loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	150,476
Financing cash flows	(9,669)
Foreign exchange translation	(8,911)
Finance costs	354
Dividends declared	0
Liabilities arising from financing activities at end of period	132,250	150,476
Interest payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	1,244
Financing cash flows	(5,154)
Foreign exchange translation	51
Finance costs	5,040
Dividends declared	0
Liabilities arising from financing activities at end of period	1,181	1,244
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0
Financing cash flows	(16,448)
Foreign exchange translation	(52)
Finance costs	0
Dividends declared	16,500
Liabilities arising from financing activities at end of period	¥ 0	¥ 0